UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22764

CPG Carlyle Commitments Master Fund, LLC
 (Exact name of registrant as specified in charter)

805 Third Avenue
New York, New York 10022
 (Address of principal executive offices) (Zip code)

Mitchell A. Tanzman
c/o Central Park Advisers, LLC
805 Third Avenue
New York, New York 10022
 (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 317-9200

Date of fiscal year end: March 31

Date of reporting period: June 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule of Investments is attached herewith.

CPG Carlyle Commitments Master Fund, LLC
Consolidated Schedule of Investments (Unaudited)
June 30, 2017

	Geographic
	Region	Cost	Fair Value
Investment Funds - 69.28%
Co-Investments - 8.36%
Carlyle ECI Coinvestment, L.P. [a]	North America	$3,015,557	$4,683,097
Carlyle Havasu Coinvestment, L.P. [a]	North America	7,235,350	8,311,788
Carlyle Interlink Coinvestment, L.P. [a]	North America	3,429,322	1,991,256
Carlyle Mars Partners [a]	Asia/Pacific	3,073,495	2,863,209
Carlyle RDSL Coinvestment, L.P. [a]	South America	13,609,511	19,593,232
Carlyle Sapphire Partners, L.P. [a]	North America	9,180,000	9,400,033
CEMOF II Master Co-Investment Partners, L.P. [a]	North America	4,293,764	4,532,967
CSP III Canaveral Co-investment (Cayman), L.P. [a]	North America	4,128,441	4,725,012
CSP III Magellan Co-investment (Cayman), L.P. [a]	North America	4,519,908	2,835,949
Carlyle PIB Coinvestment, L.P. [a]	Europe	14,553,513	16,123,844
Riverstone Fieldwood Fund, L.P. [a]	North America	6,952,547	7,637,452
Total Co-Investments		73,991,408	82,697,839

Primary Investments - 18.87%
Carlyle Asia Growth Partners V, L.P. [a]	Asia/Pacific	2,963,024	3,160,769
Carlyle Asia Partners IV, L.P. [a]	Asia/Pacific	35,344,088	49,133,334
Carlyle Europe Technology Partners III, L.P. [a]	Europe	11,310,354	13,579,617
Carlyle Global Financial Services Partners II, L.P. [a]	Global	28,887,233	32,762,589
Carlyle International Energy Partners, L.P. [a]	Global	8,339,543	10,157,362
Carlyle Partners VI, L.P. [a]	North America	13,311,681	14,338,473
Carlyle Strategic Partners III, L.P. [a]	North America	7,773,812	8,691,632
Carlyle Structured Credit Fund [a]	North America	2,934,407	2,843,963
Golub Capital Partners 10, L.P. [a]	North America	21,000,000	21,000,000
JLL Partners Fund VII, L.P. [a]	North America	4,921,143	4,036,691
TCG BDC, Inc. [a]	North America	27,178,493	27,081,165
Total Primary Investments		163,963,778	186,785,595

Secondary Investments - 42.05%
Aberdeen Venture Partners IV, L.P. [a]	North America	246,931	602,967
Audax Private Equity Fund, L.P. [a]	North America	-	2,000
Brazil Buyout Coinvestment, L.P. [a]	South America	133,482	99,855
Caliburn Strategic Fund [a]	Europe	369,280	574,399
Carlyle Asia Growth Partners III, L.P. [a]	Asia/Pacific	2,709,511	1,148,544
Carlyle Asia Growth Partners III Coinvestment, L.P. [a]	Asia/Pacific	51,130	220,302
Carlyle Asia Growth Partners IV, L.P. [a]	Asia/Pacific	32,773,587	31,397,395
Carlyle Asia Growth Partners IV Coinvestment, L.P. [a]	Asia/Pacific	1,534,971	1,215,799
Carlyle Asia Partners II, L.P. [a]	Asia/Pacific	5,218,585	2,818,248
Carlyle Asia Partners II Coinvestment, L.P. [a]	Asia/Pacific	2,982,993	1,197,615
Carlyle Asia Partners III, L.P. [a]	Asia/Pacific	7,864,685	12,899,578
Carlyle Asia Partners III Coinvestment, L.P. [a]	Asia/Pacific	1,034,558	1,104,264
Carlyle Asia Partners IV, L.P. [a]	Asia/Pacific	1,611,113	1,670,107
Carlyle Energy Mezzanine Opportunities Fund, L.P. [a]	North America	6,499,137	6,413,582

CPG Carlyle Commitments Master Fund, LLC
Consolidated Schedule of Investments (Continued)(Unaudited)
June 30, 2017

	Geographic
	Region	Cost	Fair Value
Secondary Investments - 42.05% (Continued)
Carlyle Europe Partners II, L.P. [a]	Europe	$2,871,910	$669,916
Carlyle Europe Partners II Coinvestment, L.P. [a]	Europe	735,521	212,478
Carlyle Europe Partners II Investment Holdings, L.P. - Ensus II [a]	Europe	177,861	215,971
Carlyle Europe Partners III, L.P. [a]	Europe	4,586,355	3,235,853
Carlyle Europe Partners III Investment Holdings, L.P. [a]	Europe	4,972,162	3,407,586
Carlyle Europe Technology Partners, L.P. [a]	Europe	-	449,019
Carlyle Europe Technology Partners Coinvestment, L.P. [a]	Europe	11,467	17,707
Carlyle Europe Technology Partners II Coinvestment, L.P. [a]	Europe	301,458	140,177
Carlyle Global Financial Services Partners, L.P. [a]	Global	19,776,038	39,360,902
Carlyle Global Financial Services Partners Coinvestment, L.P. [a]	Global	334,128	428,526
Carlyle Global Financial Services Partners II Coinvestment, L.P. [a]	Global	36,523	353,321
Carlyle Infrastructure Partners, L.P. [a]	North America	18,484,741	17,916,404
Carlyle Japan Partners II, L.P. [a]	Asia/Pacific	3,773,426	8,214,078
Carlyle Japan Partners II Coinvestment, L.P. [a]	Asia/Pacific	1,215,520	828,412
Carlyle Mezzanine Partners II, L.P. [a]	North America	8,545,042	8,079,138
Carlyle Partners IV, L.P. [a]	North America	-	1,067,747
Carlyle Partners IV Coinvestment, L.P. [a]	North America	670,029	341,218
Carlyle Partners V, L.P. [a]	North America	55,674,167	70,113,678
Carlyle Partners V Coinvestment, L.P. [a]	North America	6,168,540	3,345,823
Carlyle Partners V Coinvestment (Cayman), L.P. [a]	North America	1,493,811	367,418
Carlyle Partners VI [a]	North America	4,375,812	5,029,584
Carlyle Partners VI Coinvestment A, L.P. [a]	North America	8,689	1,206
Carlyle Partners VI Coinvestment A (Cayman), L.P. [a]	North America	252,095	408,615
Carlyle/Riverstone Global Energy and Power Fund II, L.P. [a]	North America	865,652	401,602
Carlyle/Riverstone Global Energy and Power Fund III, L.P. [a]	North America	3,393,824	1,609,208
Carlyle Strategic Partners II, L.P. [a]	North America	7,547,505	7,215,392
Carlyle Strategic Partners II Coinvestment, L.P. [a]	North America	686,829	428,491
Carlyle Strategic Partners III Coinvestment, L.P. [a]	North America	418,689	437,052
Carlyle U.S. Equity Opportunity Fund [a]	North America	1,327,052	1,273,352
Carlyle U.S. Equity Opportunity Fund Coinvestment, L.P. [a]	North America	126,649	117,908
Carlyle Venture Partners II Coinvestment, L.P. [a]	North America	253,290	426,188
Carlyle Venture Partners III Coinvestment, L.P. [a]	North America	408,416	259,585
Cerberus Asia Partners, L.P. Series Two [a]	Asia/Pacific	-	309,222
Cerberus Institutional Overseas III, Ltd. [a]	North America	176,556	391,165
Cerberus Institutional Partners III, L.P. [a]	North America	1,047,691	2,251,026
Cerberus International SPV, Ltd. Class B-8 [a]	North America	6,308,948	6,837,627
ComVentures V, L.P. [a]	North America	19,480	30,904
Francisco Partners, LP [a]	North America	145,173	110,981
JLL Partners Fund V, L.P. [a]	North America	18,527,262	20,662,644
LSVP VI Trust [a]	North America	28,164	83,955
Madison Dearborn Capital Partners IV [a]	North America	191,801	398,937
MENA Coinvestment, L.P. [a]	North America	408,567	276,077
Mexico Coinvestment, L.P. [a]	North America	3,329	7,460

CPG Carlyle Commitments Master Fund, LLC
Consolidated Schedule of Investments (Continued)(Unaudited)
June 30, 2017

	Geographic Region	Cost	Fair Value
Secondary Investments - 42.05% (Continued)
New Enterprise Associates 9, L.P. [a]	North America	$73,137	$91,650
New Enterprise Associates 10, L.P. a	North America	365,255	364,330
Newport Global Opportunities Fund, L.P. [a]	North America	25,839,271	26,200,924
Riverstone/Carlyle Global Energy and Power Fund IV, L.P. [a]	North America	11,807,298	10,566,112
Riverstone/Carlyle Renewable and Alternative Energy Fund II, L.P. [a]	North America	2,283,452	2,786,496
Riverstone Global Energy and Power Fund V, L.P. [a]	North America	14,220,644	13,991,736
Sevin Rosen Fund VIII, L.P. [a]	North America	26,494	62,803
Strategic Value Global Opportunities Feeder Fund 1-A, L.P. [a]	North America	4,166,023	7,816,105
Strategic Value Global Opportunities Fund 1-A, L.P. [a]	North America	265,524	503,410
Strategic Value Global Opportunities Master Fund, L.P. [a]	North America	404,349	649,755
Strategic Value Restructuring Fund [a]	North America	4,462	8,119
Strategic Value Special Situations Feeder Fund, L.P. [a]	North America	28,413,316	44,175,056
Strategic Value Special Situations Fund, L.P. [a]	North America	2,383,683	3,691,225
Summit Ventures VI-A, L.P. [a]	North America	319,871	579,435
Taylor Buyer Holdings, LLC [a]	North America	10,087,388	14,787,507
Three Arch Capital, L.P. [a]	North America	102,024	154,274
Twin Haven Special Opportunities II Liquidating Trust [a]	North America	1,003,815	46,435
Varde Investment Partners LP [a]	North America	12,190	44,076
Venture Lending & Leasing III, LLC [a]	North America	96,800	175,774
WLR Recovery IV, L.P. [a]	North America	10,567,044	20,449,697
Total Secondary Investments		351,822,175	416,243,127
Total Investment Funds		$589,777,361	$685,726,561

Direct Investments - 0.21%
Interlink Maritime Corp.	North America	3,414,224	2,048,534
Total Direct Investments		$3,414,224	$2,048,534
Total Investments		$593,191,585	$687,775,095

Fixed Income Investments - 4.54%
Carlyle Global Market Strategies, 3.03%, 7/20/2031		30,000,000	30,000,000
Carlyle Global Market Strategies, 3.73%, 7/20/2031		15,000,000	15,000,000
Total Fixed Income Investments		$45,000,000	$45,000,000

Short-Term Investments - 29.22%
Certificate of Deposit - 4.04%
Bank of America N.A., 1.21%, 8/1/2017		20,000,000	20,001,200
Bank of America N.A., 1.31%, 11/1/2017		20,000,000	20,004,200
Total Certificate of Deposit		40,000,000	40,005,400

CPG Carlyle Commitments Master Fund, LLC
Consolidated Schedule of Investments (Continued)(Unaudited)
June 30, 2017

	Geographic Region	Cost	Fair Value
Short-Term Investments - 29.22% (Continued)
Money Market Funds - 25.18%
Fidelity Institutional Money Market Portfolio, Class I, 0.85% [b]		$8,747,464	$8,747,464
Fidelity Institutional Prime Money Market Portfolio, Class I, 1.18% [b]		59,526,661	59,545,571
Goldman Sachs Financial Square Money Market Fund, Class I, 1.15% [b]		59,524,532	59,539,619
Morgan Stanley Institutional Liquidity Fund, Class I, 0.88% [b]		2,269,124	2,269,124
Wells Fargo Advantage Cash Investment Money Market Fund, Class Select, 1.17% [b]		59,523,795	59,545,571
Wells Fargo Advantage Heritage Money Market Fund, Class Select, 1.19% [b]		59,528,154	59,545,571
Total Money Market Funds		249,119,730	249,192,920
Total Short-Term Investments		$289,119,730	$289,198,320

Total Investments - 103.25%		$927,311,315	$1,021,973,415
Liabilities in excess of other assets - (3.25%)			(32,166,810)
Net Assets - 100.00%			$989,806,605

[a]	Investments have no redemption provisions, are issued in private placement transactions and are restricted as to resale.
[b]	The rate shown is the annualized 7-day yield as of June 30, 2017.

Investments as of June 30, 2017
Percent of Total Net Assets
Private Equity Type
Investment Funds
Co-Investments	8.36%
Primary Investments	18.87%
Secondary Investments	42.05%
Total Investment Funds	69.28%
Direct Investments	0.21%
Fixed Income Investments	4.54%
Short-Term Investments
Certificate of Deposit	4.04%
Money Market Funds	25.18%
Total Short-Term Investments	29.22%
Total Investments	103.25%
Liabilities in excess of other assets	(3.25%)
Total Net Assets	100.00%

See accompanying Notes to Schedule of Investments.

The following is a summary of significant accounting policies followed by the CPG Carlyle Commitments Master Fund, LLC(the “Master Fund”) in the preparation of its Schedule of Investments. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).  The Master Fund meets the definition of an investment company and follows the accounting and reporting guidance as issued through Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies.

Fair value is defined as the price that the fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Under U.S. GAAP, a three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Master Fund. Unobservable inputs reflect the Master Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observation of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

•	Level 1 — unadjusted quoted prices in active markets for identical financial instruments that the reporting entity has the ability to access at the measurement date.

•
Level 2 — inputs other than quoted prices included within Level 1 that are observable for the financial instrument, either directly or indirectly. For investments measured at net asset value (“NAV”) as of the measurement date, included in this category are investments that can be withdrawn by the Master Fund at NAV as of the measurement date, or within one year from measurement date.

•
Level 3 — significant unobservable inputs for the financial instrument (including the Master Fund’s own assumptions in determining the fair value of investments). For investments measured at NAV as of the measurement date, included in this category are investments for which the Master Fund does not have the ability to redeem at NAV as of the measurement date due to holding periods greater than one year from the measurement date.

U.S. GAAP requires that investments are classified within the level of the lowest significant input considered in determining fair value. In evaluating the level at which the Master Fund’s investments have been classified, the Master Fund has assessed factors including, but not limited to price transparency and the existence or absence of certain restrictions at the measurement date. The private equity Investment Funds are generally restricted securities that are subject to substantial holding periods and are not traded in public markets. As such, the Master Fund may not be able to resell some of its investments for extended periods which may be several years. Investment Funds subject to substantial holding periods are classified as Level 3 assets.

The private equity Investment Funds are generally restricted securities that are subject to substantial holding periods and are not traded in public markets, so that the Master Fund may not be able to resell some of its investments for extended periods, which may be several years.  The types of private equity Investment Funds that the Master Fund may make include primary, secondary and co-investments.  Co-investments (the “Co-investments”) represent opportunities to invest in specific portfolio companies that are typically made alongside an Investment Fund.  Primary investments (the “Primary Investments”) are investments in newly established private equity funds.  Secondary investments (the “Secondary Investments”) are investments in existing private equity funds that are acquired in privately negotiated transactions.    Investment Funds subject to holding periods greater than one year are classified as Level 3 assets.

The NAV of the Master Fund is determined by, or at the direction of, Central Park Advisers, LLC (the “Adviser”) as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined, from time to time, pursuant to policies established by the Master Fund’s Board of Directors (the “Board”). The Master Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memorandums, as appropriate. The Master Fund’s Valuation Committee (the “Committee”) oversees the valuation process of the Master Fund’s investments.  The Committee meets on a monthly basis and reports to the Board’s Audit Committee on a quarterly basis.  The Master Fund’s investments in Investment Funds are carried at fair value which generally represents the Master Fund’s pro-rata interest in the net assets of each Investment Fund as reported by the administrators and/or investment managers of the underlying Investment Funds. All valuations utilize financial information supplied by each Investment Fund and are net of management and incentive fees or allocations payable to the Investment Funds’ managers or pursuant to the Investment Funds’ agreements. The Master Fund’s valuation procedures require the Adviser to consider all relevant information available at the time the Master Fund values its portfolio. The Adviser has assessed factors including, but not limited to, the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place and subscription and redemption activity. The Adviser and/or the Board will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its NAV as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund’s financial statements (see Schedule of Investments).

The fair value relating to certain underlying investments of these Investment Funds, for which there is no ready market, has been estimated by the respective Investment Funds’ management and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a ready market for the investments existed. These differences could be material.

The Master Fund may also make Direct Investments, which are interests in securities issued by operating companies and are typically made as investments alongside a private equity fund. With respect to valuation of Direct Investments, they are fair valued typically by reference to the valuation utilized by the corresponding private equity fund.

The following table sets forth information about the levels within the fair value hierarchy at which the Master Fund’s investments are measured as of June 30, 2017:

Investments	Level 1	Level 2	Level 3	Total
Direct Investments	$-	$-	$2,048,534	$2,048,534
Fixed Income Investments	-	45,000,000		45,000,000
Short-Term Investments	289,198,320	-	-	289,198,320
Total	$289,198,320	$45,000,000	$2,048,534	$336,246,854

The Master Fund held Investment Funds with a fair value of $685,726,561 that are excluded from the fair value hierarchy as of June 30, 2017.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Direct Investments	Total
Balance as of March 31, 2017	$1,980,250	$1,980,250
Gross Contributions	-	-
Gross Distributions	-	-
Realized Gain	-	-
Unrealized Appreciation/(Depreciation)	68,284	68,284
Balance as of June 30, 2017	$2,048,534	$2,048,534

The Master Fund discloses transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 for the period ended June 30, 2017.

The amount of the net change in unrealized appreciation/(depreciation) for the period ended June 30, 2017 relating to investments in Level 3 assets still held at June 30, 2017 is $68,284.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange  Act of 1934,  as amended  (17 CFR  240.13a-15(b) or 240.15d-15(b)).

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	CPG Carlyle Commitments Master Fund, LLC

By (Signature and Title)*	/s/ Mitchell A. Tanzman
Mitchell A. Tanzman
(Principal Executive Officer)

Date	August 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mitchell A. Tanzman
Mitchell A. Tanzman
(Principal Executive Officer)

Date	August 28, 2017

By (Signature and Title)*	/s/ Michael Mascis
Michael Mascis
(Principal Financial Officer)

Date	August 28, 2017

*	Print the name and title of each signing officer under his or her signature.